Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 30, 2012
Document And Entity Information
Entity Registrant Name	I-LEVEL MEDIA GROUP INC
Entity Central Index Key	0001355559
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	Amendment to include XBRL
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 45,941
Entity Common Stock, Shares Outstanding		13,918,825
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011